Organization and Impact of COVID-19	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Organization And Impact Of COVI D19 [Abstract]
Organization and Impact of COVID-19

(1) Organization and Impact of COVID-19

Bowlero Corp., a Delaware corporation, and its subsidiaries (Bowlero Corp. and subsidiaries are referred to collectively as we, our, the Company, Bowlero Corp. or Bowlero) are the world’s largest operator of bowling entertainment centers.

The Company operates bowling centers under different brand names. The AMF branded centers are traditional bowling centers and the Bowlmor and Bowlero branded centers offer a more upscale entertainment concept with lounge seating, enhanced food and beverage offerings, and more robust customer service for individuals and group events. Additionally, within the brands, there exists a spectrum where some AMF branded centers are more upscale and some Bowlero branded centers are more traditional. All of our centers, regardless of branding, are managed in a fully integrated and consistent basis since all of our centers are in the same business of operating bowling entertainment. The following summarizes the Company’s centers by country and major brand as of September 26, 2021 and June 27, 2021:

	September 26, 2021	June 27, 2021
AMF & other	154	136
Bowlmor	9	14
Bowlero	139	133
Total centers in the United States	302	283
Mexico (AMF)	6	6
Canada (AMF and Bowlero)	2	2
Total	310	291

Impact of COVID-19

In mid-March of fiscal year 2020, the Company temporarily suspended all operations in compliance with local, state, and federal governmental restrictions to prevent the spread of the novel coronavirus and variants collectively known as COVID-19. Starting in April 2020, the Company began reopening centers and restoring operations. During the quarter ended September 26, 2021, all but two of our centers were open and the remaining two centers re-opened on September 13, 2021 and have remained open. Some centers are not operating at full capacity due to, among other factors, social distancing requirements, limited hours of operation, limitations on available offerings, and other operational restrictions. The temporary suspension of our operations and subsequent operational restrictions have had an adverse impact on the Company’s profitability and cash flows, for which the Company has taken and continues to take actions to address.

(1) Organization and Impact of COVID-19

Bowlero Corp., a Delaware corporation, and its subsidiaries (Bowlero Corp. and subsidiaries are referred to collectively as we, our, the Company, Bowlero Corp. or Bowlero) are the world’s largest operator of bowling entertainment centers.

The Company operates bowling centers under different brand names. The AMF branded centers are traditional bowling centers and the Bowlmor and Bowlero branded centers offer a more upscale entertainment concept with lounge seating, enhanced food and beverage offerings, and more robust customer service for individuals and group events. Additionally, within the brands, there exists a spectrum where some AMF branded centers are more upscale and some Bowlero branded centers are more traditional. All of our centers, regardless of branding, are managed in a fully integrated and consistent basis since all of our centers are in the same business of operating bowling entertainment. The following summarizes the Company’s centers by country and major brand as of the fiscal years ended June 27, 2021 and June 28, 2020:

	June 27, 2021	June 28, 2020
AMF & other	136	148
Bowlmor	14	15
Bowlero	133	124
Total centers in the United States	283	287
Mexico (AMF)	6	7
Canada (AMF and Bowlero)	2	2
Total	291	296

Impact of COVID-19

In mid-March of fiscal year 2020, the Company temporarily suspended all operations in compliance with local, state, and federal governmental restrictions to prevent the spread of the novel coronavirus and variants collectively known as COVID-19. Starting in April 2020, the Company began reopening centers and restoring operations. As of August 31, 2021, all but two of our centers were reopened and have remained open. Some centers are not operating at full capacity due to, among other factors, social distancing requirements, limited hours of operation, limitations on available offerings, and other operational restrictions. The temporary suspension of our operations and subsequent operational restrictions have had an adverse impact on the Company’s profitability and cash flows, for which the Company has taken and continues to take actions to address.

While the future impact of the COVID-19 situation is not known, as centers remain open and operating, we continue to monitor the situation closely and it is possible that we will implement further measures.